Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 7,180,000	$ 7,028,000	$ 6,281,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	370,000	196,000	2,168,000
Investment securities gains, net	(248,000)	(11,000)	(610,000)
Depreciation and amortization	1,049,000	891,000	929,000
Amortization of premium and discount on investment securities	737,000	1,100,000	930,000
Amortization (accretion) of deferred loan fees, net	(237,000)	(245,000)	(188,000)
Origination of loans held for sale	(6,223,000)		(1,084,000)
Proceeds from sale of loans held for sale	6,022,000		1,169,000
Gains on sale of loans	(237,000)		(85,000)
Earnings on bank-owned life insurance	(276,000)	(280,000)	(279,000)
Deferred income taxes	(154,000)	423,000	2,000
Stock-based compensation expense	10,000		32,000
Loss on other real estate owned	183,000	18,000	258,000
Decrease in accrued interest receivable	40,000	28,000	71,000
Decrease in accrued interest payable	(49,000)	(128,000)	(153,000)
Decrease in prepaid federal deposit insurance		513,000	486,000
Other, net	(708,000)	364,000	355,000
Net cash provided by operating activities	7,459,000	9,897,000	10,282,000
Investment securities available for sale:
Proceeds from repayments and maturities	13,474,000	25,411,000	50,919,000
Proceeds from sale of securities	8,383,000	25,088,000	32,985,000
Purchases	(12,287,000)	(25,815,000)	(83,431,000)
Increase in loans, net	(36,222,000)	(29,829,000)	(8,435,000)
Proceeds from the sale of other real estate owned	832,000	882,000	954,000
Purchase of premises and equipment	(902,000)	(1,834,000)	(997,000)
Net cash used for investing activities	(26,722,000)	(6,097,000)	(8,005,000)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	17,276,000	(24,499,000)	12,373,000
Increase (decrease) in short-term borrowings, net	3,999,000	4,271,000	(854,000)
Repayment of other borrowings	(985,000)	(1,361,000)	(3,861,000)
Common stock issued		74,000	2,329,000
Stock options exercised	(50,000)	(77,000)
Proceeds from dividend reinvestment and purchase plan	590,000	736,000	694,000
Cash dividends	(2,121,000)	(2,097,000)	(2,002,000)
Net cash provided by (used for) financing activities	18,709,000	(22,953,000)	8,679,000
(Decrease) increase in cash and cash equivalents	(554,000)	(19,153,000)	10,956,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,193,000	45,346,000	34,390,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	25,639,000	26,193,000	45,346,000
Cash paid during the year for:
Interest on deposits and borrowings	4,119,000	5,378,000	6,600,000
Income taxes	2,260,000	1,620,000	1,550,000
Non-cash investing transactions:
Transfers from loans to other real estate owned	1,030,000	2,113,000	862,000
Loans to facilitate the sale of other real estate owned		$ (260,000)